Schedule of Continuity of Investments (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2026	Feb. 28, 2026
Notes and other explanatory information [abstract]
Investments, Beginning Balance	$ 169,960	$ 168,174
Gain on foreign currency translation	3,830	1,786
Investments, Ending Balance	$ 173,790	$ 169,960